Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	May 01, 2014	Nov. 30, 2013	Jun. 30, 2014	Mar. 31, 2014
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1				$ 128,668
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4				128,668
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5				209,320
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8				209,320
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9				337,988
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12				337,988
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1		349,883
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4		349,883
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5		606,044
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8		606,044
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9		955,927
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12		955,927
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1	216,236
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4	216,236
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5	23,787
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8	23,787
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9	240,023
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12	240,023
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5			80,974
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8			80,974
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9			176,888
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12			176,888
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 13			257,862
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 14			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 15			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 16			$ 257,862